DERIVATIVE FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments Total [Member]
IfrsStatementLineItems [Line Items]
Nominal value	R$ 3,905,342,929	R$ 3,857,952,518
Fair value	2,581,766	3,733,277
Purchase Commitments [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	232,864,244	211,703,083
Fair value	(450,905)	313,498
Derivative Financial Instruments Purchase Commitments [Member] | Futures contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	150,634,305	178,029,255
Fair value	17,542	133,681
Derivative Financial Instruments Purchase Commitments [Member] | Futures contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	54,344,313	22,985,640
Fair value	(471,042)	140,203
Derivative Financial Instruments Purchase Commitments [Member] | Futures contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	27,885,626	10,688,188
Fair value	2,595	39,614
Derivative Financial Instruments Purchase Commitments [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	783,864,910	685,622,189
Fair value	1,828,145	1,178,745
Derivative Financial Instruments Purchase Commitments [Member] | Option contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	718,584,779	528,190,365
Fair value	106,261	504,563
Derivative Financial Instruments Purchase Commitments [Member] | Option contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	9,616,237	3,949,723
Fair value	1,121,228	113,072
Derivative Financial Instruments Purchase Commitments [Member] | Option contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	55,663,894	153,482,101
Fair value	600,656	561,110
Derivative Financial Instruments Purchase Commitments [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	76,859,205	64,273,935
Fair value	(200,542)	2,528,685
Derivative Financial Instruments Purchase Commitments [Member] | Forward contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	64,714,131	62,442,929
Fair value	(1,459,502)	2,569,853
Derivative Financial Instruments Purchase Commitments [Member] | Forward contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	12,145,074	1,831,006
Fair value	1,258,960	(41,168)
Derivative Financial Instruments Sale Commitments [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	165,612,193	161,641,895
Fair value	523,762	(174,595)
Derivative Financial Instruments Sale Commitments [Member] | Futures contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	111,724,128	95,605,090
Fair value	(21,535)	(107,908)
Derivative Financial Instruments Sale Commitments [Member] | Futures contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	30,741,161	48,246,297
Fair value	530,151	(29,358)
Derivative Financial Instruments Sale Commitments [Member] | Futures contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	23,146,904	17,790,508
Fair value	15,146	(37,329)
Derivative Financial Instruments Sale Commitments [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	790,685,040	672,980,325
Fair value	(2,645,067)	(1,656,652)
Derivative Financial Instruments Sale Commitments [Member] | Option contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	721,019,609	513,818,125
Fair value	(113,341)	(440,226)
Derivative Financial Instruments Sale Commitments [Member] | Option contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	15,908,308	6,870,683
Fair value	(947,331)	(400,855)
Derivative Financial Instruments Sale Commitments [Member] | Option contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	53,757,123	152,291,517
Fair value	(1,584,395)	(815,571)
Derivative Financial Instruments Sale Commitments [Member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	53,889,171	47,310,325
Fair value	456,033	(1,117,059)
Derivative Financial Instruments Sale Commitments [Member] | Forward contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	45,530,533	46,463,548
Fair value	520,221	(1,522,017)
Derivative Financial Instruments Sale Commitments [Member] | Forward contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	8,358,638	846,777
Fair value	(64,188)	404,958
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	928,071,044	1,080,360,424
Fair value	9,550,875	13,634,425
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	75,975,089	57,567,711
Fair value	4,695,032	4,561,085
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	521,032,423	319,020,245
Fair value	2,485,099	7,472,073
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	15,950,733	10,857,508
Fair value	1,885,923	1,179,832
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Nominal value	315,081,578	692,873,598
Fair value	454,827	379,570
Derivative Financial Instruments Assets Long Position [Member] | Swap contract [member] | Derivative Instruments I G P M [Member]
IfrsStatementLineItems [Line Items]
Nominal value	31,221	41,362
Fair value	29,994	41,865
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Nominal value	873,497,122	934,060,342
Fair value	(6,480,535)	(10,973,770)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Nominal value	32,343,513	246,185,275
Fair value	(1,378,695)	(2,408,270)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Nominal value	355,159,513	202,546,445
Fair value	(2,649,262)	(7,527,737)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments Other [Member]
IfrsStatementLineItems [Line Items]
Nominal value	15,042,788	7,770,763
Fair value	(1,610,770)	(564,200)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Nominal value	470,848,308	477,454,859
Fair value	(725,508)	(314,670)
Derivative Financial Instruments Liabilities Unrestricted Position [Member] | Swap contract [member] | Derivative Instruments I G P M [Member]
IfrsStatementLineItems [Line Items]
Nominal value	103,000	103,000
Fair value	R$ (116,300)	R$ (158,893)